Commitments and Contingencies (Schedule of Commitments and Contingencies) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Letters of credit	$ 2,786	$ 3,033
Carrying amount of the liability for letters of credit	27	27
Investments in affordable housing and historic building rehabilitation projects:
Carrying amount	1,719	1,629
Amount of future funding commitments included in carrying amount	738	654
Lending exposure	495	292
Tax credits subject to recapture	413	355
Private equity investments	362	289
Future funding commitments to private equity investments	$ 197	$ 231